Inventories-Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Impairment of inventories	€ 6,318	€ 999	€ 1,575
Advance payments	4,595	4,357
Impairment of inventories	1,043
Inventories pledged as security for liabilities	15,000	0
ABL [Member]
Inventories [Line Items]
Impairment of inventories	1,043
Slow Moving and Accrual Obsolescence [Member]
Inventories [Line Items]
Impairment of inventories	€ 8,160	€ 2,885